Assets Held for Sale and Divestitures (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 15, 2021	Aug. 03, 2020	Nov. 26, 2022	Nov. 27, 2021	Nov. 28, 2020	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020	Oct. 24, 2020	Feb. 14, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses, including impairment of assets held for sale			$ 0	$ (14,100,000)		$ 0	$ (18,221,000)	$ (18,221,000)	$ (1,062,000)	$ 0
Cost Plus World Market
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business	$ 63,700,000
Gain (loss) on sale of businesses, including impairment of assets held for sale	$ (72,000,000)
Remeasurement charge					$ 54,000,000
Christmas Tree Shops
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business					$ 233,300,000
Gain (loss) on sale of businesses, including impairment of assets held for sale								$ (13,500,000)	(53,800,000)
Linen Holdings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of businesses, including impairment of assets held for sale									(64,600,000)
Sale price											$ 10,100,000
PMall
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of business		$ 244,600,000
Gain (loss) on sale of businesses, including impairment of assets held for sale									$ 189,300,000
Sale price												$ 245,000,000
Proposed sale price												$ 252,000,000